INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2018
INCOME TAX EXPENSE
INCOME TAX EXPENSE

23. INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. Under the new CIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” or “Software Enterprises”.

Youxinpai (Beijing) Information Technology Co., Ltd. has been qualified as “high and new technology enterprise” and enjoys a preferential income tax rate of 15% from 2016 to 2018. Youxin Internet (Beijing) Information Technology Co., Ltd. has been qualified as “Software Enterprises” and enjoys the preferential period for preferential tax treatments shall be calculated from the profit‑making year, and the enterprise was exempted from CIT in 2016 and 2017, and will be allowed a 50% tax reduction at a statutory rate of 25% in 2018, 2019 and 2020. The applicable tax rate for Youxinpai (Beijing) lnformation Technology Co., Ltd was 12.5% (2017: 12.5%). The applicable tax rate for Youxin lnternet (Beijing) lnformation Technology Co., Ltd was 12.5% (2017: nil).

Tax holiday had no impact as there is no taxable profit for both Youxinpai (Beijing) Information Technology Co., Ltd. and Youxin Internet (Beijing) Information Technology Co., Ltd. for the year ended December 31, 2017 and 2018.

The Group’s other PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

Withholding tax on undistributed dividends

The new CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “actual management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “actual management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non‑PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The new CIT law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non‑resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Company did not record any dividend withholding tax, as it has no retained earnings for any of the periods presented.

Composition of income tax expense

The current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss during the year ended December 31, 2016, 2017 and 2018 are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current income tax expense	(2,425)	(1,190)	(15,692)
Deferred income tax credit	620	620	1,107
	(1,805)	(570)	(14,585)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Company:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Loss before tax	(1,381,484)	(2,750,825)	(1,526,331)
Income tax computed at PRC statutory tax rate	(345,371)	(687,706)	(381,583)
Effect of different tax rate	18,402	6,709	(21,369)
Non-deductible expense	131,549	241,114	93,925
Change of valuation allowance	193,615	439,313	294,442
	(1,805)	(570)	(14,585)

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets:

	As of
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	345,276	507,849	636,440
Deductible advertising expense	149,131	348,032	540,627
Accruals	17,496	93,732	68,271
Allowance	6,595	8,198	6,915
Less: valuation allowance	(518,498)	(957,811)	(1,252,253)
Net deferred tax assets	—	—	—

		As of
	December 31,	December 31,	December 31,
	2017	2017	2018
	RMB	RMB	RMB
Deferred tax liabilities
Intangible assets arisen from business combinations	2,273	1,653	4,759

Movement of valuation allowance

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	(324,883)	(518,498)	(957,811)
Changes of valuation allowance	(193,615)	(439,313)	(294,442)
Balance at end of the year	(518,498)	(957,811)	(1,252,253)

As of December 31, 2018, the Group had net operating loss carries forwards of approximately RMB2,545.8 million which arose from the subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC. For Youxinpai (Beijing) Information Technology Co., Ltd which has been qualified as "high and technology enterprise", its loss carries forwards will expire from 2019 to 2028 according to newly issued Caishui 2018[78]. For all other remaining subsidiaries in China, the loss carries forwards will expire from 2019 to 2023.

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2016,2017 and 2018.